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                      UNIVERSAL CAPITAL INVESTMENT TRUST
                        One Oakbrook Terrace, Suite 708
                     Oakbrook Terrace, Illinois 60181-4793
                               (630) 932-3000



                               January 29, 1997


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004


                      Universal Capital Investment Trust
                      1933 Act Registration No. 33-37668
                      1940 Act Registration No. 811-6212


Ladies and Gentlemen:

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Universal Capital Investment Trust (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission electronically on January 28, 1997.

                                          Very truly yours,


                                          UNIVERSAL CAPITAL
                                          INVESTMENT TRUST